FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of detailed information about effect of changes in foreign exchange rates (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	$ 50,761	$ 176,515	$ 135,136
Accounts receivable	179	88
Less: accounts payable and accrued liabilities	(23,416)	(10,385)
Less: debt	(49,591)	$ (87,168)
Foreign currency risk [Member]
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	29,820
Accounts receivable	119
Value-added taxes receivable	31,378
Total financial assets	61,317
Less: accounts payable and accrued liabilities	(3,438)
Less: debt	(49,591)
Net financial assets (liabilities)	8,288
Foreign currency risk [Member] | US Dollar [Member]
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	29,502
Accounts receivable	111
Value-added taxes receivable	0
Total financial assets	29,613
Less: accounts payable and accrued liabilities	(428)
Less: debt	(49,591)
Net financial assets (liabilities)	(20,406)
Foreign currency risk [Member] | Mexican Peso [Member]
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	318
Accounts receivable	8
Value-added taxes receivable	31,378
Total financial assets	31,704
Less: accounts payable and accrued liabilities	(3,010)
Less: debt	0
Net financial assets (liabilities)	$ 28,694